Statements of Changes in Stockholders' Deficit - USD ($)	Class A Common Stock	Class B Common Stock	Accumulated Deficit	Additional Paid-In Capital	Total
Balance (in Shares) at Dec. 31, 2020
Balance at Dec. 31, 2020
Issuance of Class B common stock to Sponsor (in Shares)		4,600,000
Issuance of Class B common stock to Sponsor		$ 460		24,540	25,000
Forfeiture of Class B Common Stock (in Shares)		(272,570)
Forfeiture of Class B Common Stock		$ (27)		27
Accretion of Class A common stock to redemption amount (in Shares)	583,723	173,098
Accretion of Class A common stock to redemption amount	$ 58	$ 17	(15,568,917)	(24,567)	(15,593,409)
Return of private placement funds to Sponsor (see Note 4)			(124,289)		(124,289)
Net income			6,382,877		6,382,877
Balance (in Shares) at Dec. 31, 2021	583,723	4,500,528
Balance at Dec. 31, 2021	$ 58	$ 450	(9,310,329)		(9,309,821)
Remeasurement of Class A common stock to redemption value			(5,016,618)		(5,016,618)
Net income			7,193,270		7,193,270
Balance (in Shares) at Dec. 31, 2022	583,723	4,500,528
Balance at Dec. 31, 2022	$ 58	$ 450	(7,133,678)		(7,133,170)
Balance (in Shares) at Mar. 31, 2022	583,723	4,500,528
Balance at Mar. 31, 2022	$ 58	$ 450	(6,567,318)		(6,566,810)
Remeasurement of Class A common stock to redemption value			(1,730,972)		(1,730,972)
Balance (in Shares) at Jun. 30, 2022	583,723	4,500,528
Balance at Jun. 30, 2022	$ 58	$ 450	(6,191,232)		(6,190,724)
Balance (in Shares) at Dec. 31, 2022	583,723	4,500,528
Balance at Dec. 31, 2022	$ 58	$ 450	(7,133,678)		(7,133,170)
Remeasurement of Class A common stock to redemption value			(745,006)		(745,006)
Balance (in Shares) at Mar. 31, 2023	583,723	4,500,528
Balance at Mar. 31, 2023	$ 58	$ 450	(7,600,424)		(7,599,916)
Remeasurement of Class A common stock to redemption value			(444,799)		(444,799)
Issuance of Class B common stock to Sponsor			879,900		879,900
Balance (in Shares) at Jun. 30, 2023	2,712,438	2,371,823
Balance at Jun. 30, 2023	$ 271	$ 237	$ (8,678,038)		$ (8,677,530)